NOTE 4. ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of accounts receivable
	December 31,
	2013	2012

Net investment in direct financing and sales-type leases	$44,062	$40,082
Receivable from value-added services	2,700	3,570
Receivable from insurance commissions	2,060	1,345
Less: Allowance for doubtful accounts	(20,891)	(12,041)
Total	$27,931	$32,956

Summary of allowance for doubtful accounts for account receivables
	December 31,
	2013	2012

Balance at the beginning of the year	$12,041	$4,830
Provision during the year	11,159	14,826
Bad debts written off	(2,309)	(7,615)
Balance at the end of the year	$20,891	$12,041